Borrowing - Schedule of Long-term Borrowings (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
2024	¥ 215,615	¥ 0
2025	1,938,385	0
Total	¥ 2,154,000	¥ 0